                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                              (SUNSHINE PLAN 236)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Group Flexible Payment Variable Annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.

                                                                                           Minimum Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets,
including management fees, 12b-1/services fees, and other expenses)                         0.28%   1.14%

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

                                                                                              Contractual
                                                 Distribution            Acquired    Total    Fee Waiver   Net Total
                                                    and/or               Fund Fees  Annual      and/or       Annual
                                     Management Service (12b-1)  Other      and    Operating    Expense    Operating
                                        Fee          Fees       Expenses Expenses* Expenses  Reimbursement Expenses**
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- INITIAL CLASS
Contrafund(R) Portfolio                 0.56%         --          0.11%      --      0.67%         --         0.67%
Growth Portfolio                        0.56%         --          0.13%      --      0.69%         --         0.69%
JANUS ASPEN SERIES -- INSTITUTIONAL
SHARES
Worldwide Portfolio                     0.57%         --          0.06%      --      0.63%         --         0.63%
METROPOLITAN SERIES FUND, INC. --
CLASS A
MetLife Stock Index Portfolio           0.25%         --          0.03%      --      0.28%       0.01%        0.27%/1/
MFS(R) Total Return Portfolio           0.54%         --          0.06%      --      0.60%         --         0.60%
NEUBERGER BERMAN EQUITY FUNDS --
TRUST CLASS
Neuberger Berman Genesis Fund           1.07%         --          0.05%    0.02%     1.14%         --         1.14%
T. ROWE PRICE GROWTH STOCK
FUND, INC.                              0.55%         --          0.18%      --      0.73%         --         0.73%
T. ROWE PRICE INTERNATIONAL
FUNDS, INC.
International Stock Fund                0.66%         --          0.25%      --      0.91%         --         0.91%

--------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

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** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

/1/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.

THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

                                                         Investment Adviser
          Fund               Investment Objective          and Subadviser
--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE
INSURANCE PRODUCTS --
INITIAL CLASS
Contrafund(R) Portfolio    Seeks long-term capital    Fidelity Management &
                           appreciation.              Research Company
                                                      Subadviser: FMR Co., Inc.
Growth Portfolio           Seeks to achieve capital   Fidelity Management &
                           appreciation.              Research Company
                                                      Subadviser: FMR Co., Inc.
JANUS ASPEN SERIES --
INSTITUTIONAL SHARES
Worldwide Portfolio        Seeks long-term growth of  Janus Capital Management
                           capital in a manner        LLC
                           consistent with the
                           preservation of capital.
METROPOLITAN SERIES FUND,
INC. -- CLASS A
MetLife Stock Index        Seeks to equal the         MetLife Advisers, LLC
 Portfolio                 performance of the         Subadviser: MetLife
                           Standard & Poor's 500(R)   Investment Advisors
                           Composite Stock Price      Company, LLC
                           Index.
MFS(R) Total Return        Seeks a favorable total    MetLife Advisers, LLC
 Portfolio                 return through investment  Subadviser: Massachusetts
                           in a diversified           Financial Services Company
                           portfolio.
NEUBERGER BERMAN EQUITY
FUNDS -- TRUST CLASS
Neuberger Berman Genesis   Seeks growth of capital.   Neuberger Berman
 Fund                                                 Management LLC
T. ROWE PRICE GROWTH       Seeks long-term capital    T. Rowe Price Associates,
STOCK FUND, INC.           growth.                    Inc.
T. ROWE PRICE
INTERNATIONAL FUNDS, INC.
International Stock Fund   Seeks long-term growth of  T. Rowe Price
                           capital through            International, Inc.
                           investments in the common
                           stocks of established,     Subadviser: T. Rowe Price
                           non-U.S. companies.        Global Investment
                                                      Services Limited

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TAXES

MINIMUM REQUIRED DISTRIBUTIONS

You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

SUPP-510 Sunshine Plan 236
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